LEASES - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating Lease, Cost	$ 779	$ 731	$ 1,491	$ 1,606	$ 3,007	$ 4,276	$ 3,727
Variable Lease, Cost	82	60	152	182	291	753	643
Short-Term Lease, Cost					0	0	15
Lease, Cost, Total	$ 861	$ 791	$ 1,643	$ 1,788	$ 3,298	$ 5,029	$ 4,385